Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Weighted average swap rate	0.06%	0.06%
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	£ 10	£ 21
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	13	19
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	0	0
Fair value hedges | HSBC Group | Parent
Disclosure of detailed information about hedged items [line items]
Derivative notional contract amount	6,312	5,886
Non-dynamic fair value hedge
Disclosure of detailed information about hedged items [line items]
Derivative notional contract amount	6,312	5,886
Interest rate | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	16,590	15,097
Carrying amount, liabilities	7,262	8,685
Accumulated fair value hedge adjustments included in carrying amount, assets	(1,141)	172
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(828)	(6)
Change in fair value	(950)	(168)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	31	(9)
Interest rate | Fair value hedges | Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	15,446	14,099
Accumulated fair value hedge adjustments included in carrying amount, assets	(1,095)	167
Change in fair value	(1,850)	(278)
Interest rate | Fair value hedges | Loans and advances to banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0	1
Accumulated fair value hedge adjustments included in carrying amount, assets	0	(2)
Change in fair value	0	(2)
Interest rate | Fair value hedges | Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	713	997
Accumulated fair value hedge adjustments included in carrying amount, assets	(31)	7
Change in fair value	(40)	(16)
Interest rate | Fair value hedges | Reverse Repos
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	431
Accumulated fair value hedge adjustments included in carrying amount, assets	(15)
Change in fair value	(14)
Interest rate | Fair value hedges | Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	1,576	2,844
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(169)	71
Change in fair value	398	24
Interest rate | Fair value hedges | Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	5,686	5,841
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(659)	(77)
Change in fair value	£ 556	£ 104